UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94106=5


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  11/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      149,377
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Abbott Labs              COM            002824100      629    12300 SH       SOLE                 12300      0    0
American Tower Corp      COM            029912201     4803    89272 SH       SOLE                 89272      0    0
Apple Computer           COM            037833100     9845    25819 SH       SOLE                 25819      0    0
Arch Capital             ORD            G0450A105     9146   279921 SH       SOLE                279921      0    0
BERKSHIRE HATHAWAY I     CL B           084670702    13046   183647 SH       SOLE                183647      0    0
Blackstone Group Lp      COM UNIT LTD   09253U108     5011   418293 SH       SOLE                418293      0    0
Chevrontexaco Corp       COM            166764100      368     3971 SH       SOLE                  3971      0    0
Crown Castle Intl Cor    COM            228227104      207     5100 SH       SOLE                  5100      0    0
Crown Holdings Inc       COM            228368106    11471   374736 SH       SOLE                374736      0    0
Exxon Mobil Corp         COM            30231G102     1328    18281 SH       SOLE                 18281      0    0
Goldman Sachs Group      COM            38141G104     2875    30405 SH       SOLE                 30405      0    0
Google Inc               COM            38259P508     5531    10739 SH       SOLE                 10739      0    0
International Business   COM            459200101      314     1798 SH       SOLE                  1798      0    0
Johnson & Johnson Co     COM            478160104      746    11708 SH       SOLE                 11708      0    0
Legacy Reserves Lp       INT LP INT     524707304     3907   150575 SH       SOLE                150575      0    0
Minnesota Mining and     COM            88579Y101      244     3400 SH       SOLE                  3400      0    0
Oracle Corp              COM            68389X105     6392   222421 SH       SOLE                222421      0    0
Pepsico Inc              COM            713448108    12978   209657 SH       SOLE                209657      0    0
Plains All American      COM            726503105     3936    66810 SH       SOLE                 66810      0    0
Procter & Gamble Co      COM            742718109     9629   152402 SH       SOLE                152402      0    0
Qualcomm                 COM            747525103      421     8656 SH       SOLE                  8656      0    0
Reald Inc                COM            75604L105     2587   276670 SH       SOLE                276670      0    0
Republic Services In     COM            760759100    10012   356823 SH       SOLE                356823      0    0
Retail Oppty Ivenstm     COM            76131N101     6146   554687 SH       SOLE                554687      0    0
Schlumberger             COM            806857108     3816    63890 SH       SOLE                 63890      0    0
SunCor                   COM            867224104     1843    72455 SH       SOLE                 72455      0    0
Tyco Intl. LTD New       SHS            H89128104     7379   181085 SH       SOLE                181085      0    0
Union Pacific Corp       COM            907818108     7250    88776 SH       SOLE                 88776      0    0
Wells Fargo & Co. Ne     COM            949746101     7517   311655 SH       SOLE                311655      0    0


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